AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 27, 2008

REGISTRATION NOS. 333 -122901
811 -21719

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 40	☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 44	☒

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

(Name and Address of Agent for Service)

COPIES TO:
Karin Flynn
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒ on July 29, 2008, pursuant to paragraph (b) of Rule 485; or
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐ on _________ pursuant to paragraph (a)(1) of Rule 485; or
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐ on _________ pursuant to paragraph (a)(2) of Rule 485; or
☐ on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on December 5, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of June, 2008.

INVESMENT MANAGERS SERIES TRUST

By:  /s/ JOHN P. ZADER
John P. Zader, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 26th day of June, 2008, by the following persons in the capacities set forth below.

Signature	Title
†
Ashley Toomey Rabun	Trustee
†
William H. Young	Trustee
†
Charles H. Miller	Trustee
/s/ JOHN P. ZADER
John P. Zader	Trustee and President
†	Trustee and Vice President
Eric M. Banhazl /s/ RITA DAM
Rita Dam	Treasurer and Principal Financial and Accounting Officer

† By /s/ RITA DAM
Attorney-in-fact, pursuant to power of attorney which was previously filed in Registrant's Post-Effective Amendment No.31 as filed with the Commission on February 1, 2008.